CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities
Net (loss)/income	$ (43,364)	$ 4,392,693
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation of property and equipment	2,051,081	1,657,961
Amortization of intangible assets	3,948,391	3,157,605
Loss from long-term investment	1,897
Loss on disposals of equipment	54,147
Changes in operating assets and liabilities:
Accounts receivables, net	33,734	(24,284)
Prepayments and other current assets	(1,118,873)	(602,972)
Other receivables	(19,296)
Long-term prepayments and other non-current assets	28,406	28,509
Accounts payable	8,412	(149,822)
Amounts due to a related party	(251,273)	509,012
Deferred revenue	(2,552,387)	(2,939,360)
Accrued expenses	(220,164)	768,911
Taxes payable	(154,248)	(213,411)
Deferred tax liabilities	(730)
Net cash generated from operating activities	1,765,733	6,584,842
Cash flows from investing activities
Purchase of property and equipment	(653,189)	(3,988,249)
Purchase of intangible assets	(209,469)	(2,254,100)
Proceed from redemption of financial assets held for trading	5,563,191
Investment in privately held company	(308,385)
Cash acquired from business combination	50,229
Proceed from disposal of equipment	4,650
Purchases of other investments	0	(8,000,000)
Net cash generated from/(used in) investing activities	4,447,027	(14,242,349)
Cash flows from financing activities
Proceeds from IPO net off IPO expenses	0	13,243,554
Net cash generated from financing activities	0	13,243,554
Effects of foreign currency translation	46,239	(67,122)
Net increase in cash and cash equivalents	6,258,999	5,518,925
Cash and cash equivalents at beginning of period	17,453,360	11,931,714
Cash and cash equivalents at end of period	23,712,359	17,450,639
Supplemental disclosures of cash flow information:
Cash paid for income taxes	687,877	$ 1,974,038
Non cash transactions
Issuance of ordinary shares for business combination	$ 4,640,000